Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Segment Information

Year ended December 31, 2020	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000
Revenue
Total external revenue (Note 6.1)	20,557,660	23,510	—	—		20,581,170

Results
Interest income	158,569	3,538	4,863	—		166,970
Interest expense	(147,161)	(35)	(97)	—		(147,293)
Impairment of property, plant and equipment	(3,920)	—	—	—		(3,920)
Staff severance cost	(19,712)	—	—	—		(19,712)
Depreciation and amortization	(488,536)	(5,181)	(890)	—		(494,607)
Share of profit of associates and joint venture	(59,476)	506	—	—		(58,970)
Income tax expense	(156,007)	(200)	(69)	(36,262	) (1)	(192,538)

Segment profit after tax	829,042	1,052	(17,127)	(33,641	) (1)	779,326

Total assets	25,330,625	392,096	2,075,262	(1,507,025)		26,290,958

Total liabilities	(14,328,688)	(10,346)	(15,797)	(103,417	) (2)	(14,458,248)

Other disclosures
Investment in joint ventures	223,918	3,202	—	—		227,120
Capital expenditure	550,424	4,409	14	—		554,847

Year ended December 31, 2021	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000
Revenue
Total external revenue (Note 6.1)	21,254,134	11,796	—	—		21,265,930

Results
Interest income	129,520	1,363	1,200	—		132,083
Interest expense	(111,747)	(19)	(26)	—		(111,792)
Impairment of property, plant and equipment	(7,227)	—	—	—		(7,227)
Staff severance cost	(11,771)	—	—	—		(11,771)
Depreciation and amortization	(567,465)	(5,221)	(910)	—		(573,596)
Share of profit of associates and joint venture	(96,658)	763	—	—		(95,895)
Income tax expense	(29,043)	(245)	—	(14,528	) (1)	(43,816)

Segment profit after tax	443,499	(6,728)	(20,321)	(8,556	) (1)	407,894

Total assets	23,897,506	368,415	2,146,060	(1,506,672)		24,905,309

Total liabilities	(13,206,953)	(10,322)	(13,550)	(59,140	) (2)	(13,289,965)

Other disclosures
Investment in joint ventures	147,106	3,989	—	—		151,095
Capital expenditure	474,562	4,310	19	—		478,891

Year ended December 31, 2022	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements	Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000	US$’000
Revenue
Total external revenue (Note 6.1)	15,997,766	32,870	—	—		16,030,636	2,305,936

Results
Interest income	116,668	2,902	12,309	—		131,879	18,970
Interest expense	(90,846)	(49)	(14)	—		(90,909)	(13,077)
Impairment of investment in joint venture	(990)	—	—	—		(990)	(142)
Impairment of property, plant and equipment	(17,278)	—	—	—		(17,278)	(2,485)
Staff severance cost	(19,531)	—	—	—		(19,531)	(2,809)
Depreciation and amortization	(619,000)	(4,770)	(922)	—		(624,692)	(89,859)
Share of (loss)/profit of associates and joint venture	(29,554)	461	—	—		(29,093)	(4,185)
Income tax expense	(47,555)	(39)	(9)	(11,462	) (1)	(59,065)	(8,496)

Segment profit after tax	354,865	5,152	(18,245)	(6,111	) (1)	335,661	48,283

Total assets	23,020,241	405,871	2,215,652	(1,504,208)		24,137,556	3,472,080

Total liabilities	(12,220,938)	(12,062)	(14,256)	(55,236	) (2)	(12,302,492)	(1,769,659)

Other disclosures
Investment in joint ventures	150,219	4,484	—	—		154,703	22,253
Capital expenditure	352,737	564	47	—		353,348	50,828

Note:

(1)	This relates mainly to the deferred tax expense relating to withholding tax on dividends from Yuchai.
(2)	This relates mainly to the deferred tax liabilities relating to cumulative withholding tax on dividends that are expected to be declared from income earned after December 31, 2007 by Yuchai.

Summary of Geographic Information	Non-current assets

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
People’s Republic of China	6,370,404	6,281,907	903,624
Other countries	89,549	90,520	13,021

	6,459,953	6,372,427	916,645